Trade payables and other current liabilities - Disclosure of Refund Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Non-current refund liabilities	€ 27,778	€ 0
Current refund liabilities	7,835	0
Refund liabilities	€ 35,613	€ 0